SUPPLEMENT DATED OCTOBER 24, 2019

TO THE PROSPECTUS DATED OCTOBER 1, 2019

OF

FRANKLIN FUND ALLOCATOR SERIES

(Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund)

The prospectus is amended as follows:

I.  The following is added immediately following the “Investment Manager” section in the “Fund Summaries” section of the prospectus for each Fund:

Sub-Advisor

Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

II.  The “Portfolio Managers” section in the “Fund Summaries” section of the prospectus for each Fund is replaced with the following:

Portfolio Managers

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

Thomas Runkel, CFA

Portfolio Manager of FT Portfolio Advisors and portfolio manager of the Fund since October 2019.

III.  The following is added as the second paragraph under the “Fund Details – Management” section of the prospectus:

Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors), One Franklin Parkway, San Mateo, CA 94403, serves as each Fund’s sub-advisor. The sub-advisor provides Advisers with investment management advice (which may include research and analysis services).  FT Portfolio Advisors is a wholly owned subsidiary of Resources. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

IV.  The portfolio manager line-up under the “Fund Details – Management” section of the prospectus is replaced with the following:

David Yuen, CFA, FRM     Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of each Fund since inception (2015). He joined Franklin Templeton in 2000.

Tina Chou     Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of each Fund since October 2019. She joined Franklin Templeton in 2004.

Thomas Runkel, CFA     Portfolio Manager of FT Portfolio Advisors

Mr. Runkel has been a portfolio manager of each Fund since October 2019. He first joined Franklin Templeton in 1983 and rejoined again in 2006.

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Mr. Yuen, Ms. Chou and Mr. Runkel are jointly and primarily responsible for the day-to-day management of each Fund. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

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SUPPLEMENT DATED OCTOBER 24, 2019

TO THE PROSPECTUS DATED OCTOBER 1, 2019

OF

FRANKLIN FUND ALLOCATOR SERIES

(Franklin Payout 2023 Fund)

The prospectus is amended as follows:

I.  The following is added immediately following the “Investment Manager” section in the “Fund Summary” section of the prospectus:

Sub-Advisor

Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

II.  The “Portfolio Managers” section in the “Fund Summary” section of the prospectus is replaced with the following:

Portfolio Managers

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

Thomas Runkel, CFA

Portfolio Manager of FT Portfolio Advisors and portfolio manager of the Fund since October 2019.

III.  The following is added as the second paragraph under the “Fund Details – Management” section of the prospectus:

Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors), One Franklin Parkway, San Mateo, CA 94403, serves as the Fund’s sub-advisor. The sub-advisor provides Advisers with investment management advice (which may include research and analysis services).  FT Portfolio Advisors is a wholly owned subsidiary of Resources. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

IV.  The portfolio manager line-up under the “Fund Details – Management” section of the prospectus is replaced with the following:

David Yuen, CFA, FRM     Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since inception (2015). He joined Franklin Templeton in 2000.

Tina Chou     Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of the Fund since October 2019. She joined Franklin Templeton in 2004.

Thomas Runkel, CFA     Portfolio Manager of FT Portfolio Advisors

Mr. Runkel has been a portfolio manager of the Fund since October 2019. He first joined Franklin Templeton in 1983 and rejoined again in 2006.

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Mr. Yuen, Ms. Chou and Mr. Runkel are jointly and primarily responsible for the day-to-day management of the Fund. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

SUPPLEMENT DATED OCTOBER 24, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2019

OF

FRANKLIN FUND ALLOCATOR SERIES

(Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund)

The Statement of Additional Information (“SAI”) is amended as follows:

I.  The following is added as the fourth paragraph under the “Goals, Strategies and Risks—Glossary of Investments, Techniques, Strategies and Their Risks” section on page 3 of the SAI:

For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the Fund’s sub-advisor.

II.  The following replaces the fourth paragraph under the “Management and Other Services—Investment manager and services provided” section on page 38 of the SAI:

The Fund, its investment manager, sub-advisor and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

The Fund’s sub-advisor is Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors). The sub-advisor has an agreement with the investment manager and provides the investment manager with investment management advice, research, and assistance. The sub-advisor’s’ activities are subject to the board’s review and control, as well as the investment manager’s instruction and supervision.

III.  The following replaces the table on page 39 under the “Management and Other Services—Portfolio managers” section of the SAI:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x $1 million)[2]
Tina Chou	0	N/A	0	N/A	0	N/A
Tom Runkel	0	N/A	3	3,716.6	2	13.2
David Yuen	6	8,097.5	6	1,233.7	4	920.3

1. These figures represent registered investment companies other than the Funds that are included in this SAI.

2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio managers listed would not be solely responsible for managing such listed amounts.

IV.  The following replaces the “Ownership of Fund shares” table on page 40 under “Management and Other Services—Portfolio managers” section of the SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Tina Chou	None
Tom Runkel	None
David Yuen	None

Please keep this supplement with your SAI for future reference.

SUPPLEMENT DATED OCTOBER 24, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2019

OF

FRANKLIN FUND ALLOCATOR SERIES

(Franklin Payout 2023 Fund)

The Statement of Additional Information (“SAI”) is amended as follows:

I.  The following is added as the fourth paragraph under the “Goals, Strategies and Risks—Glossary of Investments, Techniques, Strategies and Their Risks” section on page 3 of the SAI:

For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the Fund’s sub-advisor.

II.  The following replaces the fourth paragraph under the “Management and Other Services—Investment manager and services provided” section on page 38 of the SAI:

The Fund, its investment manager, sub-advisor and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

The Fund’s sub-advisor is Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors). The sub-advisor has an agreement with the investment manager and provides the investment manager with investment management advice, research, and assistance. The sub-advisor’s’ activities are subject to the board’s review and control, as well as the investment manager’s instruction and supervision.

III.  The following replaces the table on page 38 under the “Management and Other Services—Portfolio managers” section of the SAI:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x $1 million)[2]
Tina Chou	0	N/A	0	N/A	0	N/A
Tom Runkel	0	N/A	3	3,716.6	2	13.2
David Yuen	10	8,113.3	6	1,233.7	4	920.3

1. These figures represent registered investment companies other than the Funds that are included in this SAI.

2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio managers listed would not be solely responsible for managing such listed amounts.

IV.  The following replaces the “Ownership of Fund shares” table on page 40 under “Management and Other Services—Portfolio managers” section of the SAI:

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Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Tina Chou	None
Tom Runkel	None
David Yuen	None

Please keep this supplement with your SAI for future reference.

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